Consolidated Balance Sheets - USD ($)	Jun. 30, 2021	Dec. 31, 2020
Current assets:
Cash	$ 13,741	$ 1,121,103
Prepaid expenses	204,556	366,500
Total current assets	218,297	1,487,603
Cash and investments held in Trust Account	345,008,297	345,082,119
Total Assets	345,226,594	346,569,722
Current liabilities:
Accounts payable and accrued expenses	679,968	292,647
Total current liabilities	679,968	292,647
Warrant liabilities	31,739,669	40,685,669
Deferred underwriting compensation	12,075,000	12,075,000
Total Liabilities	44,494,637	53,053,316
Commitments and Contingencies
Class A common stock subject to possible redemption	295,731,950	288,516,400
Stockholders' Equity:
Preferred stock, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding	0	0
Class A common stock	493	565
Class B common stock	863	863
Additional paid-in capital	15,158,534	22,374,012
Accumulated deficit	(10,159,883)	(17,375,434)
Total Stockholders' Equity	5,000,007	5,000,006
Total Liabilities and Stockholders' Equity	$ 345,226,594	$ 346,569,722